Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ (147)	¥ (510)	¥ (593)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	51	70	(173)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(39)	(91)	(429)
Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(98)	(269)	30
Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(34)	(53)	15
Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	(27)	(167)	(36)
Foreign exchange gains (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	(45)	(80)	(434)
Foreign exchange gains (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(39)	(91)	(429)
Foreign exchange gains (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Foreign exchange gains (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	(6)	11	(5)
Trading account profits (losses)—net
Derivative Instruments, Gain (Loss) [Line Items]
Total	(102)	(430)	(159)
Trading account profits (losses)—net | Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	51	70	(173)
Trading account profits (losses)—net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	0	0	0
Trading account profits (losses)—net | Equity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Total	(98)	(269)	30
Trading account profits (losses)—net | Credit derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Total	(34)	(53)	15
Trading account profits (losses)—net | Other
Derivative Instruments, Gain (Loss) [Line Items]
Total	¥ (21)	¥ (178)	¥ (31)